Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 24,400,212	$ 15,025,054
Cost of revenues	(23,670,573)	(13,907,868)
Gross profit	729,639	1,117,186
Operating expenses
Selling and distribution expenses	(1,320,943)	(2,095,645)
General administrative expenses	(3,063,978)	(2,540,579)
Share-based compensation		(986,727)
Total operating expenses	(4,384,921)	(5,622,951)
Loss from operations	(3,655,282)	(4,505,765)
Other (expense) income
Other income	69,243	89,895
Gain on disposal of a subsidiary		331,584
Finance costs	(87,945)	(103,026)
Total other (expense) income, net	(18,702)	318,453
Loss before income taxes	(3,673,984)	(4,187,312)
Income taxes
Net loss	(3,673,984)	(4,187,312)
Less: Net loss attributable to non-controlling interests	64,633	30,607
Net loss attributable to shareholders of Webuy Global Ltd	(3,609,351)	(4,156,705)
Net loss	(3,673,984)	(4,187,312)
Foreign currency translation	4,349	17,961
Comprehensive loss	(3,669,635)	(4,169,351)
Less: Comprehensive loss attributable to non-controlling interests	64,221	28,244
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (3,605,414)	$ (4,141,107)
Basic and diluted loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.11)	[1]
Basic and diluted weighted average number of ordinary shares outstanding (in Shares)	48,011,600	38,402,000	[1]

[1]	Giving retroactive effect to the share forward split on May 2, 2023.